Regulatory Capital Information	12 Months Ended
Dec. 31, 2021
Regulatory Capital Information [Abstract]
Disclosure of regulatory capital [text block]
General definitions
The calculation of our own funds incorporates the capital requirements following the “Regulation (EU) No 575/2013 on prudential requirements for credit institutions and investment firms” (Capital Requirements Regulation or “CRR”) and the “Directive 2013/36/EU on access to the activity of credit institutions and the prudential supervision of credit institutions and investment firms” (Capital Requirements Directive or “CRD”) which have been further amended with subsequent Regulations and Directives. The CRD has been implemented into German law. The information in this section as well as in the section “Development of risk-weighted Assets” is based on the regulatory principles of consolidation.
This section refers to the capital adequacy of the group of entities consolidated for banking regulatory purposes pursuant to the CRR and the German Banking Act (“Kreditwesengesetz” or “KWG”). Therein not included are insurance companies or companies outside the finance sector.
The total own funds pursuant to the effective regulations as of year-end 2021 comprises Tier 1 and Tier 2 (T2) capital. Tier 1 capital is subdivided into Common Equity Tier 1 (CET 1) capital and Additional Tier 1 (AT1) capital.
Common Equity Tier 1 (CET 1) capital consists primarily of common share capital (reduced by own holdings) including related share premium accounts, retained earnings (including losses for the financial year, if any) and accumulated other comprehensive income, subject to regulatory adjustments (i.e. prudential filters and deductions), as well as minority interests qualifying for inclusion in consolidated CET1 capital. Prudential filters for CET 1 capital, according to Articles 32 to 35 CRR, include (i) securitization gains on sale, (ii) cash flow hedges and changes in the value of own liabilities, and (iii) additional value adjustments. CET 1 capital deductions for instance includes (i) intangible assets (exceeding their prudential value), (ii) deferred tax assets that rely on future profitability, (iii) negative amounts resulting from the calculation of expected loss amounts, (iv) net defined benefit pension fund assets, (v) reciprocal cross holdings in the capital of financial sector entities and, (vi) significant and non-significant investments in the capital (CET 1, AT1, T2) of financial sector entities above certain thresholds. All items not deducted (i.e., amounts below the threshold) are subject to risk-weighting.
Additional Tier 1 (AT1) capital consists of AT1 capital instruments and related share premium accounts as well as noncontrolling interests qualifying for inclusion in consolidated AT1 capital. To qualify as AT1 capital under CRR/CRD, instruments must have principal loss absorption through a conversion to common shares or a write-down mechanism allocating losses at a trigger point and must also meet further requirements (perpetual with no incentive to redeem; institution must have full dividend/coupon discretion at all times, etc.).
Tier 2 (T2) capital comprises eligible capital instruments, the related share premium accounts and subordinated long-term debt, certain loan loss provisions and noncontrolling interests that qualify for inclusion in consolidated T2 capital. To qualify as T2 capital, capital instruments or subordinated debt must have an original maturity of at least five years. Moreover, eligible capital instruments may inter alia not contain an incentive to redeem, a right of investors to accelerate repayment, or a credit sensitive dividend feature
We present in this report certain figures based on the CRR definition of own fund instruments applicable for Additional Tier 1
(AT1) capital and Tier 2 (T2) capital and figures based thereon, (including Tier 1, Total Capital and Leverage Ratio) on a “fully loaded” basis. We calculate such “fully loaded” figures excluding the transitional arrangements for own fund instruments as provided in the currently applicable CRR/CRD.
Our CET1 and RWA figures include the transitional impacts from the IFRS 9 add-back also in the “fully-loaded” figures given it is an immaterial difference.
Transitional arrangements are applicable for AT1 and T2 instruments. Capital instruments issued on or prior to December 31, 2011, that no longer qualify as AT1 or T2 capital under the fully loaded CRR/CRD as currently applicable are subject to grandfathering rules during the transitional period and are being phased out from 2013 to 2022 with their recognition capped at 20 % in 2020 and 10 % in 2021 (in relation to the portfolio eligible for grandfathering which was still in issue on December 31, 2012) with grandfathering phasing out completely from January 1, 2022.
The current CRR as applicable since June 27, 2019 provides further grandfathering rules for AT1 and T2 instruments issued prior to June 27, 2019. Thereunder, AT1 and T2 instruments issued through special purpose entities are grandfathered until December 31, 2021. Beyond 2021, transitional arrangements only exist for AT1 and T2 instruments which continue to qualify until June 26, 2025 even if they do not meet certain new requirements that apply since June 27, 2019. We have immaterial amounts of such instruments outstanding at yearend 2021, which practically removes the difference between “fully loaded” and “transitional” AT1 and T2 instruments starting from January 1, 2022.
We believe that these “fully loaded” calculations provide useful information to investors as they reflect our progress against known future regulatory capital standards. Many of our competitors have been describing calculations on a “fully loaded” basis, however, our competitors’ assumptions and estimates regarding “fully loaded” calculations may vary such that, our “fully loaded” measures may not be comparable with similarly labelled measures used by our competitors.
Capital instruments
Our Management Board received approval from the 2020 Annual General Meeting to buy back up to  206.7 million shares before the end of April 2025. Thereof  103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. During the period from the 2020 Annual General Meeting until the 2021 Annual General Meeting (May 27, 2021),  28.7 million shares were purchased. The shares purchased were used for equity compensation purposes in the same period or are to be used in the upcoming period so that the number of shares held in Treasury from buybacks was 3.7 million as of the 2021 Annual General Meeting.
The 2021 Annual General Meeting granted our Management Board the approval to buy back up to 206.7 million shares before the end of April 2026. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. These authorizations substitute the authorizations of the previous year. During the period from the 2021 Annual General Meeting until December 31, 2021,  4.0 million shares and  24.0 million call options were purchased. The shares in inventory are to be used in this period or upcoming periods for equity compensation purposes; the number of shares held in Treasury from buybacks was  0.7 million as of December 31, 2021. The call options are to be used also for equity compensation purposes in the upcoming periods.
Since the 2017 Annual General Meeting, renewed at the 2021 Annual General Meeting, and as of December 31, 2021, authorized capital available to the Management Board is € 2,560 million ( 1,000 million shares). As of December 31, 2021, the conditional capital against cash stands at € 512 million ( 200 million shares). The Management Board has decided that it will not make use of this conditional capital. Additional conditional capital for equity compensation amounts to € 51.2 million ( 20 million shares). Further, the 2018 Annual General Meeting authorized the issuance of participatory notes and other Hybrid Debt Securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 8.0 billion.
Our legacy Hybrid Tier 1 capital instruments (substantially all noncumulative trust preferred securities) are not recognized under fully loaded CRR/CRD rules as Additional Tier 1 capital, mainly because they have no write-down or equity conversion feature. During the transitional phase-out period the maximum recognizable amount of Additional Tier 1 instruments from Basel 2.5 compliant issuances as of December 31, 2012 will be reduced at the beginning of each financial year by 10 % or € 1.3 billion, through 2022. For December 31, 2021, this resulted in eligible Additional Tier 1 instruments of € 8.9 billion (i.e. € 8.3 billion AT1 Notes recognized under fully loaded CRR/CRD rules as well as € 0.6 billion of legacy Hybrid Tier 1 instruments recognizable during the transition period; the latter are recognized as regulatory capital as of December 2021 for the last time). In 2021, the bank issued AT1 notes amounting to € 2.5 billion. Furthermore, the bank redeemed legacy Hybrid Tier 1 instruments with a notional of € 0.5 billion.
The total of our Tier 2 capital instruments as of December 31, 2021 recognized during the transition period under CRR/CRD was € 7.4 billion (nominal value of € 8.8 billion). Tier 2 instruments recognized under fully loaded CRR/CRD rules amounted to € 7.3 billion (nominal value of € 8.7 billion). In 2021, the bank issued Tier 2 capital instruments with a nominal value of U.S.$ 1.25 billion (equivalent amount of € 1.1 billion). Furthermore, Tier 2 capital instruments with a notional of € 0.3 billion were redeemed.
Minimum capital requirements and additional capital buffers
Failure to meet minimum capital requirements can result in supervisory measures such as restrictions of profit distributions or limitations on certain businesses such as lending. We complied with the regulatory capital adequacy requirements in 2021.
Details on regulatory capital
Own Funds Template (incl. RWA and capital ratios)

in € m.	Dec 31, 2021	Dec 31, 2020³
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves	45,864	45,890
Retained earnings	10,506	9,784
Accumulated other comprehensive income (loss), net of tax	(444)	(1,118)
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	1,379	253
Other	910	805
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	58,215	55,613

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,812)	(1,430)
Other prudential filters (other than additional value adjustments)	(14)	(112)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(4,897)	(4,635)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(1,466)	(1,353)
Negative amounts resulting from the calculation of expected loss amounts	(573)	(99)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(991)	(772)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	0	0
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	(151)	(75)
Other regulatory adjustments[2]	(1,805)	(2,252)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(11,709)	(10,728)
Common Equity Tier 1 (CET 1) capital	46,506	44,885

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	8,328	5,828
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	600	1,100
Additional Tier 1 (AT1) capital before regulatory adjustments	8,928	6,928

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(60)	(80)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR		N/M
Other regulatory adjustments	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(60)	(80)
Additional Tier 1 (AT1) capital	8,868	6,848
Tier 1 capital (T1 = CET 1 + AT1)	55,375	51,734

Tier 2 (T2) capital	7,358	6,944
Total capital (TC = T1 + T2)	62,732	58,677
Total risk-weighted assets	351,629	328,951
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	13.2	13.6
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.7	15.7
Total capital ratio (as a percentage of risk-weighted assets)	17.8	17.8

N/M – Not meaningful
[1] Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).
[2] Includes capital deductions of € 1.1 billion (December 2020: € 0.9 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 2020: € 0.7 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures, € 17 million resulting from minimum value commitments as per Article 36 (1)(n) of the CRR which became effective 30 June 2021 and CET 1 increase of € 39 million (December 2020: € 54 million) from IFRS 9 transitional provision as per Article 473a of the CRR. Capital deductions of € 0.7 billion, based on regular ECB review, included at December 2020, have been released as of December 31, 2021.
[3] The Common Equity Tier 1 capital for December 31, 2020 has been updated to reflect a dividend payment of zero for the financial year 2020.
Reconciliation of shareholders’ equity to Own Funds
	CRR/CRD
in € m.	Dec 31, 2021	Dec 31, 2020 ³
Total shareholders’ equity per accounting balance sheet (IASB IFRS)	58,096	54,774
Difference between equity per IASB IFRS / EU IFRS[4]	(68)	12
Total shareholders’ equity per accounting balance sheet (EU IFRS)	58,027	54,786
Deconsolidation/Consolidation of entities	265	265
Of which:
Additional paid-in capital	0	0
Retained earnings	265	265
Accumulated other comprehensive income (loss), net of tax	0	0
Total shareholders' equity per regulatory balance sheet	58,292	55,050
Minority Interests (amount allowed in consolidated CET 1)	910	805
AT1 coupon and shareholder dividend deduction[1]	(987)	(242)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	58,215	55,613
Additional value adjustments	(1,812)	(1,430)
Other prudential filters (other than additional value adjustments)	(14)	(112)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(4,897)	(4,635)
Deferred tax assets that rely on future profitability	(1,617)	(1,428)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(991)	(772)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments[2]	(2,378)	(2,351)
Common Equity Tier 1 capital	46,506	44,885

[1]
Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).
[2] Includes capital deductions of € 1.1 billion (December 2020: € 0.9 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 2020: € 0.7 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.6 billion (December 2020: € 0.1 billion) negative amounts resulting from the calculation of expected loss amounts, € 17 million resulting from minimum value commitments as per Article 36 (1)(n) of the CRR which became effective 30 June 2021 and CET 1 increase of € 39 million (December 2020: € 54 million) from IFRS 9 transitional provision as per Article 473a of the CRR. Capital deductions of € 0.7 billion, based on regular ECB review, included at December 2020, have been released as of December 31, 2021.
[3] The Common Equity Tier 1 capital for December 31, 2020 has been updated to reflect a dividend payment of zero for the financial year 2020.
[4] Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020.